Quarterly Report
April 30, 2020
MFS®  High Income Fund

Portfolio of Investments
4/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 90.2%
Aerospace – 2.5%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$8,572,000	$5,528,940
Bombardier, Inc., 7.875%, 4/15/2027 (n)	4,745,000	3,072,387
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	4,385,000	2,992,763
Moog, Inc., 4.25%, 12/15/2027 (n)	9,010,000	8,446,875
TransDigm, Inc., 6.5%, 7/15/2024	4,015,000	3,708,856
TransDigm, Inc., 6.25%, 3/15/2026 (n)	5,257,000	5,145,289
TransDigm, Inc., 6.375%, 6/15/2026	4,290,000	3,671,382
TransDigm, Inc., 5.5%, 11/15/2027 (n)	6,560,000	5,543,200
		$38,109,692
Asset-Backed & Securitized – 0.0%
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.294% (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)	$760,919	$76
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 3.294% (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(n)(p)	2,406,883	241
Lehman Brothers Commercial Conduit Mortgage Trust, 1.112%, 2/18/2030 (i)	133,376	3
		$320
Automotive – 2.3%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$4,360,000	$3,252,560
Adient US LLC, 7%, 5/15/2026 (n)	405,000	402,975
Allison Transmission, Inc., 5%, 10/01/2024 (n)	11,093,000	10,649,280
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	3,065,000	2,971,609
Dana, Inc., 5.5%, 12/15/2024	620,000	576,848
Dana, Inc., 5.375%, 11/15/2027	2,269,000	2,002,393
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	7,105,000	7,089,369
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	4,970,000	4,232,949
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	5,910,000	5,008,725
		$36,186,708
Broadcasting – 2.8%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (n)	$895,000	$680,200
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	2,840,000	2,683,800
iHeartCommunications, Inc., 8.375%, 5/01/2027	3,075,000	2,531,340
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	1,290,000	1,170,675
Lions Gate Capital Holding Co., 5.875%, 11/01/2024	3,080,000	2,841,300
National CineMedia LLC, 5.875%, 4/15/2028 (n)	3,455,000	2,453,050
Netflix, Inc., 5.875%, 2/15/2025	8,065,000	8,894,405
Netflix, Inc., 3.625%, 6/15/2025 (n)	3,760,000	3,807,000
Netflix, Inc., 5.875%, 11/15/2028	4,100,000	4,636,485
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	5,815,000	5,553,325
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	2,540,000	2,095,500
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	6,400,000	6,400,000
		$43,747,080
Brokerage & Asset Managers – 0.6%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$9,750,000	$9,311,250
Building – 5.4%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$6,310,000	$6,246,900
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	7,795,000	7,396,052
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	5,603,000	4,951,651
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)	2,455,000	2,344,525
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	2,135,000	2,028,250
Core & Main LP, 6.125%, 8/15/2025 (n)	4,105,000	3,940,800
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	4,180,000	3,551,788
HD Supply, Inc., 5.375%, 10/15/2026 (n)	6,865,000	7,001,613
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	3,820,000	3,726,028

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	$3,810,000	$3,609,975
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	2,740,000	2,719,450
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	5,233,000	4,919,020
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	3,975,000	3,736,500
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	4,761,000	3,703,058
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	2,200,000	2,020,260
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	7,770,000	7,789,425
Standard Industries, Inc., 6%, 10/15/2025 (n)	6,775,000	6,978,250
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	6,865,000	6,871,522
U.S. Concrete, Inc., 6.375%, 6/01/2024	850,000	802,613
		$84,337,680
Business Services – 2.7%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$5,785,000	$5,727,150
CDK Global, Inc., 4.875%, 6/01/2027	6,390,000	6,374,025
CDK Global, Inc., 5.25%, 5/15/2029 (n)	2,215,000	2,259,300
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	3,340,000	3,273,200
MSCI, Inc., 5.75%, 8/15/2025 (n)	4,055,000	4,235,853
MSCI, Inc., 4.75%, 8/01/2026 (n)	12,815,000	13,395,263
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	2,175,000	2,359,875
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	4,060,000	4,232,550
		$41,857,216
Cable TV – 8.8%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$5,310,000	$5,535,675
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	14,940,000	15,574,950
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	11,355,000	11,825,523
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	12,530,000	12,745,516
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	5,860,000	6,079,164
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	17,905,000	18,615,605
DISH DBS Corp., 5.875%, 11/15/2024	2,230,000	2,144,903
DISH DBS Corp., 7.75%, 7/01/2026	4,985,000	4,910,225
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	4,210,000	2,252,350
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (n)	3,880,000	2,192,200
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	4,275,000	4,444,290
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	11,620,000	11,847,752
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	3,690,000	3,891,474
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,635,000	2,717,344
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	8,000,000	8,160,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	4,575,000	4,303,702
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,335,000	1,415,127
Videotron Ltd., 5.125%, 4/15/2027 (n)	11,570,000	12,090,650
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	6,200,000	6,107,000
		$136,853,450
Chemicals – 1.6%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$6,525,000	$6,622,875
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	4,769,000	3,672,130
Element Solutions, Inc., 5.875%, 12/01/2025 (n)	3,485,000	3,452,764
SPCM S.A., 4.875%, 9/15/2025 (n)	6,155,000	6,216,550
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	3,195,000	2,992,117
Tronox, Inc., 6.5%, 4/15/2026 (n)	1,830,000	1,656,150
		$24,612,586
Computer Software – 1.1%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$4,540,000	$4,574,050
PTC, Inc., 3.625%, 2/15/2025 (n)	5,120,000	5,040,640
PTC, Inc., 4%, 2/15/2028 (n)	890,000	872,200
VeriSign, Inc., 5.25%, 4/01/2025	3,185,000	3,492,671

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
VeriSign, Inc., 4.75%, 7/15/2027	$3,105,000	$3,307,477
		$17,287,038
Computer Software - Systems – 1.8%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$10,625,000	$10,970,312
Fair Isaac Corp., 4%, 6/15/2028 (n)	2,037,000	2,019,686
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	4,705,000	4,622,664
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	5,255,000	4,887,150
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	5,910,000	6,057,750
		$28,557,562
Conglomerates – 3.9%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$6,170,000	$6,176,787
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	8,575,000	8,757,219
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	4,370,000	4,506,344
EnerSys, 5%, 4/30/2023 (n)	7,330,000	7,311,675
EnerSys, 4.375%, 12/15/2027 (n)	1,340,000	1,293,100
Gates Global LLC, 6.25%, 1/15/2026 (n)	5,265,000	4,791,729
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	3,060,000	2,601,000
Griffon Corp., 5.75%, 3/01/2028	3,560,000	3,390,900
MTS Systems Corp., 5.75%, 8/15/2027 (n)	5,390,000	4,999,225
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	4,820,000	4,830,604
TriMas Corp., 4.875%, 10/15/2025 (n)	12,235,000	11,975,006
		$60,633,589
Construction – 1.3%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$2,275,000	$2,132,813
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	4,495,000	3,979,873
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	4,275,000	3,692,531
Toll Brothers Finance Corp., 4.875%, 11/15/2025	3,660,000	3,696,600
Toll Brothers Finance Corp., 4.35%, 2/15/2028	6,530,000	6,432,050
		$19,933,867
Consumer Products – 1.3%
Coty, Inc., 6.5%, 4/15/2026 (n)	$3,490,000	$2,931,600
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	6,105,000	6,348,590
Mattel, Inc., 6.75%, 12/31/2025 (n)	5,180,000	5,257,700
Mattel, Inc., 5.875%, 12/15/2027 (n)	2,590,000	2,520,588
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	2,660,000	2,690,590
		$19,749,068
Consumer Services – 2.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$4,035,000	$4,075,350
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	4,070,000	4,222,625
Garda World Security Corp., 4.625%, 2/15/2027 (n)	1,770,000	1,703,625
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	2,387,000	2,387,000
Match Group, Inc., 6.375%, 6/01/2024	6,560,000	6,793,733
Match Group, Inc., 5%, 12/15/2027 (n)	4,395,000	4,601,565
Realogy Group LLC, 9.375%, 4/01/2027 (n)	5,545,000	3,881,500
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	4,655,000	4,749,031
		$32,414,429
Containers – 3.2%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$6,435,000	$5,972,967
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	5,430,000	5,566,836
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	7,910,000	7,926,215
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,345,000	3,436,988
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	4,820,000	4,667,929
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)	820,000	847,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Mauser Packaging Solutions, 5.5%, 4/15/2024 (n)	$815,000	$751,593
Mauser Packaging Solutions, 7.25%, 4/15/2025 (n)	1,080,000	845,100
Reynolds Group, 5.125%, 7/15/2023 (n)	4,280,000	4,301,400
Reynolds Group, 7%, 7/15/2024 (n)	1,550,000	1,555,735
Silgan Holdings, Inc., 4.75%, 3/15/2025	6,100,000	6,191,500
Silgan Holdings, Inc., 4.125%, 2/01/2028 (n)	2,564,000	2,519,130
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	4,680,000	4,890,600
		$49,473,299
Electrical Equipment – 0.4%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$3,360,000	$2,990,064
CommScope Technologies LLC, 5%, 3/15/2027 (n)	4,150,000	3,558,625
		$6,548,689
Electronics – 1.8%
Entegris, Inc., 4.625%, 2/10/2026 (n)	$6,350,000	$6,365,875
Entegris, Inc., 4.375%, 4/15/2028 (n)	2,190,000	2,192,737
Qorvo, Inc., 5.5%, 7/15/2026	4,480,000	4,704,000
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	4,255,000	4,318,825
Sensata Technologies B.V., 5%, 10/01/2025 (n)	8,770,000	8,722,642
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,770,000	1,716,900
		$28,020,979
Energy - Independent – 1.4%
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	$5,180,000	$4,196,370
Jagged Peak Energy LLC, 5.875%, 5/01/2026	3,025,000	2,571,250
Laredo Petroleum, Inc., 10.125%, 1/15/2028	1,115,000	454,229
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	3,885,000	3,185,700
Matador Resources Co., 5.875%, 9/15/2026	2,675,000	1,337,500
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	3,080,000	2,633,400
PDC Energy, Inc., 5.75%, 5/15/2026	1,115,000	850,410
SM Energy Co., 6.75%, 9/15/2026	1,410,000	384,225
Southwestern Energy Co., 6.2%, 1/23/2025	2,093,000	1,852,305
Southwestern Energy Co., 7.5%, 4/01/2026	1,317,400	1,182,366
WPX Energy, Inc., 5.75%, 6/01/2026	3,940,000	3,570,822
		$22,218,577
Entertainment – 1.3%
Cinemark USA, Inc., 4.875%, 6/01/2023	$3,410,000	$2,864,400
Cinemark USA, Inc., 8.75%, 5/01/2025 (n)	1,025,000	1,040,375
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	8,120,000	7,145,600
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	1,340,000	860,950
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	5,105,000	4,493,421
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	3,085,000	3,192,358
		$19,597,104
Financial Institutions – 2.7%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$2,520,000	$2,116,800
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	3,815,000	3,413,341
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	2,820,000	2,426,381
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	4,550,000	3,992,625
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	11,004,000	6,657,420
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	5,155,000	4,948,800
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	2,210,000	1,885,351
Navient Corp., 5.5%, 1/25/2023	1,630,000	1,511,825
Navient Corp., 5%, 3/15/2027	1,550,000	1,305,100
OneMain Financial Corp., 6.875%, 3/15/2025	4,415,000	4,175,265
OneMain Financial Corp., 7.125%, 3/15/2026	2,120,000	1,998,100
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	6,395,000	5,630,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Springleaf Finance Corp., 5.375%, 11/15/2029	$1,815,000	$1,506,795
		$41,568,261
Food & Beverages – 3.1%
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	$6,185,000	$6,215,925
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	9,325,000	9,986,515
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	2,412,000	2,460,240
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	2,680,000	2,713,500
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	7,885,000	8,038,758
Performance Food Group Co., 5.5%, 10/15/2027 (n)	4,445,000	4,222,839
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)	1,895,000	1,914,196
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	4,695,000	4,751,105
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	5,975,000	5,690,112
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	2,065,000	2,103,719
		$48,096,909
Gaming & Lodging – 3.7%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$5,295,000	$5,003,775
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,815,000	1,760,550
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	4,545,000	4,420,467
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	4,890,000	4,827,897
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	7,455,000	7,305,900
Scientific Games Corp., 8.25%, 3/15/2026 (n)	4,450,000	3,359,750
Scientific Games International, Inc., 7%, 5/15/2028 (n)	1,370,000	986,400
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	5,375,000	5,023,421
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	5,520,000	5,133,600
VICI Properties LP, REIT, 4.625%, 12/01/2029 (n)	1,820,000	1,692,600
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	10,265,000	9,392,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	4,850,000	4,316,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	4,230,000	3,680,100
		$56,903,435
Insurance - Health – 0.6%
Centene Corp., 5.375%, 6/01/2026 (n)	$5,385,000	$5,701,638
Centene Corp., 4.25%, 12/15/2027 (n)	3,550,000	3,714,188
		$9,415,826
Insurance - Property & Casualty – 0.9%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$4,290,000	$4,279,704
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)	1,340,000	1,380,200
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,025,000	958,375
Hub International Ltd., 7%, 5/01/2026 (n)	7,460,000	7,358,917
		$13,977,196
Machinery & Tools – 0.1%
United Rentals North America, Inc., 4.875%, 1/15/2028	$1,075,000	$1,077,365
Major Banks – 1.2%
Barclays PLC, 7.875%, 12/29/2049	$6,040,000	$5,979,600
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	4,840,000	4,827,900
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	7,705,000	7,965,044
		$18,772,544
Medical & Health Technology & Services – 7.3%
Avantor, Inc., 9%, 10/01/2025 (n)	$9,070,000	$9,836,415
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	2,215,000	2,192,850
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	895,000	850,250
Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	6,310,000	5,789,425
DaVita, Inc., 5%, 5/01/2025	5,940,000	6,029,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Encompass Health Corp., 5.75%, 9/15/2025	$3,565,000	$3,618,475
HCA, Inc., 5.375%, 2/01/2025	13,955,000	15,003,579
HCA, Inc., 5.875%, 2/15/2026	7,910,000	8,841,798
HCA, Inc., 5.625%, 9/01/2028	1,395,000	1,545,772
HCA, Inc., 3.5%, 9/01/2030	4,510,000	4,310,898
HealthSouth Corp., 5.125%, 3/15/2023	5,695,000	5,666,525
HealthSouth Corp., 5.75%, 11/01/2024	1,181,000	1,186,905
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	3,085,000	2,660,812
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	5,727,000	5,898,810
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	10,830,000	11,124,468
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	1,785,000	1,677,900
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	3,885,000	3,462,390
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	2,240,000	1,876,000
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	2,335,000	2,224,087
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	6,320,000	6,762,400
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	1,260,000	692,748
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)	5,470,000	5,380,839
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)	4,390,000	4,335,125
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	3,350,000	3,140,625
		$114,108,196
Medical Equipment – 1.3%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$6,650,000	$6,733,125
Hologic, Inc., 4.375%, 10/15/2025 (n)	1,930,000	1,938,878
Teleflex, Inc., 4.875%, 6/01/2026	3,310,000	3,359,650
Teleflex, Inc., 4.625%, 11/15/2027	7,690,000	7,882,250
		$19,913,903
Metals & Mining – 3.7%
Arconic Corp., 6%, 5/15/2025 (n)	$2,755,000	$2,785,994
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	3,170,000	2,789,600
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	2,530,000	2,207,425
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	3,150,000	1,968,750
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	4,870,000	4,821,300
Constellium N.V., 5.875%, 2/15/2026 (n)	1,745,000	1,609,762
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,400,000	1,270,640
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,510,000	1,324,270
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	4,475,000	4,195,312
Freeport-McMoRan, Inc., 5%, 9/01/2027	4,940,000	4,816,500
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	3,910,000	3,861,125
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	3,595,000	3,547,905
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	9,164,000	8,531,684
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (a)(d)(n)	1,225,000	125,563
Novelis Corp., 5.875%, 9/30/2026 (n)	7,680,000	7,467,264
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	1,097,000	362,010
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	1,835,000	1,399,188
TMS International Corp., 7.25%, 8/15/2025 (n)	5,105,000	3,809,606
		$56,893,898
Midstream – 2.8%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$12,935,000	$12,347,751
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	4,641,000	4,281,322
EnLink Midstream Partners LP, 4.85%, 7/15/2026	1,340,000	817,400
EQT Midstream Partners LP , 5.5%, 7/15/2028	4,890,000	4,352,100
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	1,320,000	1,115,400
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	4,296,000	3,587,160
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	5,590,000	5,280,314
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	6,640,000	5,644,000
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	3,065,000	2,810,911

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Western Midstream Operating LP, 4.05%, 2/01/2030	$2,865,000	$2,614,313
		$42,850,671
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$2,120,000	$2,173,000
Network & Telecom – 0.3%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$2,770,000	$2,735,375
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	1,775,000	1,672,973
		$4,408,348
Oil Services – 0.3%
Apergy Corp., 6.375%, 5/01/2026	$3,325,000	$2,726,500
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	3,960,000	426,492
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	3,095,000	898,169
		$4,051,161
Oils – 0.9%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$8,900,000	$8,566,250
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	3,630,000	2,722,500
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	3,220,000	2,292,318
		$13,581,068
Pharmaceuticals – 1.3%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$1,787,000	$1,769,130
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	14,095,000	14,271,187
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	1,360,000	1,305,175
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	4,225,000	3,168,750
		$20,514,242
Pollution Control – 0.6%
Covanta Holding Corp., 5.875%, 3/01/2024	$4,255,000	$4,180,538
Covanta Holding Corp., 6%, 1/01/2027	1,555,000	1,492,800
GFL Environmental, Inc., 7%, 6/01/2026 (n)	1,833,000	1,908,336
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	2,130,000	2,324,235
		$9,905,909
Precious Metals & Minerals – 0.1%
Teck Resources Ltd., 6.25%, 7/15/2041	$825,000	$777,535
Printing & Publishing – 0.8%
Cimpress N.V., 7%, 6/15/2026 (n)	$5,635,000	$4,091,573
Meredith Corp., 6.875%, 2/01/2026	3,530,000	3,025,210
Nielsen Finance LLC, 5%, 4/15/2022 (n)	5,006,000	4,931,461
		$12,048,244
Real Estate - Healthcare – 0.6%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$4,195,000	$4,236,950
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	4,805,000	4,901,100
		$9,138,050
Real Estate - Other – 0.5%
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	$1,740,000	$1,618,200
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	7,751,000	6,762,748
		$8,380,948

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.8%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$5,985,000	$4,668,300
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	7,630,000	7,801,675
		$12,469,975
Retailers – 0.7%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$4,990,000	$4,466,050
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	1,000,000	910,000
L Brands, Inc., 5.25%, 2/01/2028	5,910,000	4,240,425
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	2,165,000	1,774,434
		$11,390,909
Specialty Chemicals – 0.6%
Koppers, Inc., 6%, 2/15/2025 (n)	$3,990,000	$3,241,875
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	6,435,000	6,386,738
		$9,628,613
Specialty Stores – 0.6%
Penske Automotive Group Co., 5.375%, 12/01/2024	$3,725,000	$3,425,882
Penske Automotive Group Co., 5.5%, 5/15/2026	3,480,000	3,184,200
PetSmart, Inc., 7.125%, 3/15/2023 (n)	2,155,000	2,063,413
PetSmart, Inc., 8.875%, 6/01/2025 (n)	1,390,000	1,348,300
		$10,021,795
Supermarkets – 0.8%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$2,112,000	$2,183,280
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	3,485,000	3,580,838
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	6,220,000	6,282,200
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	300,000	313,410
		$12,359,728
Telecommunications - Wireless – 4.7%
Altice France S.A., 7.375%, 5/01/2026 (n)	$7,185,000	$7,508,325
Altice France S.A., 8.125%, 2/01/2027 (n)	5,860,000	6,314,150
Altice France S.A., 5.5%, 1/15/2028 (n)	1,760,000	1,772,496
Altice France S.A., 6%, 2/15/2028 (n)	3,400,000	3,093,320
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	2,100,000	1,945,125
SBA Communications Corp., 4.875%, 9/01/2024	7,670,000	7,896,265
SBA Communications Corp., 3.875%, 2/15/2027 (n)	1,625,000	1,659,531
Sprint Capital Corp., 6.875%, 11/15/2028	8,680,000	10,453,758
Sprint Corp., 7.625%, 3/01/2026	13,075,000	15,455,957
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,580,000	2,637,792
T-Mobile USA, Inc., 6.5%, 1/15/2026	4,610,000	4,869,313
T-Mobile USA, Inc., 5.375%, 4/15/2027	8,610,000	9,106,022
		$72,712,054
Tobacco – 0.1%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$2,210,000	$2,033,200
Utilities - Electric Power – 2.7%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$12,165,000	$12,528,734
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	2,080,000	2,116,400
Drax Finco PLC, 6.625%, 11/01/2025 (n)	4,175,000	4,258,500
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	8,030,000	8,150,450
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	2,945,000	3,022,306
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	3,898,000	3,967,384
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,735,000	1,717,650
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	6,565,000	6,827,600
		$42,589,024

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Total Bonds		$1,401,212,190
Floating Rate Loans (r) – 1.4%
Broadcasting – 0.2%
Nexstar Broadcasting, Inc., Term Loan B, 3.734%, 9/18/2026	$1,431,331	$1,338,295
WMG Acquisition Corp., Term Loan F, 2.528%, 11/01/2023	2,731,000	2,640,778
		$3,979,073
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 3.314%, 4/15/2027	$1,486,275	$1,411,961
Chemicals – 0.2%
Axalta Coating Systems LLC, Term Loan B3, 3.2%, 6/01/2024	$1,237,422	$1,199,062
Element Solutions, Inc., Term Loan B1, 2.403%, 1/31/2026	1,482,550	1,413,520
		$2,612,582
Computer Software - Systems – 0.2%
Sabre GLBL, Inc., Term Loan B, 2.75%, 2/22/2024	$2,965,830	$2,692,107
SS&C Technologies, Inc., Term Loan B5, 2.153%, 4/16/2025	1,482,413	1,421,882
		$4,113,989
Conglomerates – 0.2%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024	$2,937,019	$2,702,058
Food & Beverages – 0.1%
U.S. Foods Holding Corp., Term Loan B, 2.739%, 6/27/2023	$1,221,957	$1,121,910
Medical & Health Technology & Services – 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 2.153%, 8/12/2026	$1,482,559	$1,438,545
Jaguar Holding Co. II, Term Loan, 2.903%, 8/18/2022	1,482,220	1,451,185
		$2,889,730
Pharmaceuticals – 0.1%
Bausch Health Companies, Inc., Term Loan B, 3.468%, 11/27/2025	$1,447,429	$1,387,981
Printing & Publishing – 0.1%
Nielsen Finance LLC (VNU, Inc.), Term Loan B4, 2.863%, 10/04/2023	$1,482,359	$1,426,770
Total Floating Rate Loans		$21,646,054
Common Stocks – 1.4%
Construction – 0.1%
ICA Tenedora S.A. de C.V. (a)	347,563	$511,487
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,250	$1,720,550
Special Products & Services – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	237,200	$19,077,996
Total Common Stocks		$21,310,033

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	2,104	$263
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	2,104	21
Total Warrants				$284

Investment Companies (h) – 5.7%
Money Market Funds – 5.7%
MFS Institutional Money Market Portfolio, 0.41% (v)	88,265,391	$88,274,217

Other Assets, Less Liabilities – 1.3%		20,426,180
Net Assets – 100.0%		$1,552,868,958
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $88,274,217 and $1,444,168,561, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,011,266,101, representing 65.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 4/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	765,357	USD	836,715	Goldman Sachs International	5/22/2020	$2,291
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$19,077,996	$284	$1,720,550	$20,798,830
Mexico	—	511,487	—	511,487
Municipal Bonds	—	2,173,000	—	2,173,000
U.S. Corporate Bonds	—	1,211,639,973	—	1,211,639,973
Asset-Backed Securities (including CDOs)	—	320	—	320
Foreign Bonds	—	187,398,897	—	187,398,897
Floating Rate Loans	—	21,646,054	—	21,646,054
Mutual Funds	88,274,217	—	—	88,274,217
Total	$107,352,213	$1,423,370,015	$1,720,550	$1,532,442,778
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$2,291	$—	$2,291
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/20	$1,720,550
Change in unrealized appreciation or depreciation	0
Balance as of 4/30/20	$1,720,550
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2020 is $0. At April 30, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,805,203	$154,810,157	$127,345,268	$11,637	$(7,512)	$88,274,217
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$159,907	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.